                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                San Diego, CA           4/17/2006
-------------------------------------          -------------           ---------
[Signature]                                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           56
Form 13F Information Table Value Total:     $198,515
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number            Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                          Form 13-F Information Table
                            as of December 31, 1999

                                                                VOTING AUTHORITY

                         TITLE
                           OF                    VALUE    SHARES/   SH/   PUT/   INVSTMT      OTHER
NAME OF ISSUER           CLASS      CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS     SOLE    SHARED   NONE
--------------           -----   -----------   --------   -------   ---   ----   -------   ----------   ------   ------   ----
AXA FINL                 COM     002451 10 2   3400        100000   SH           DEFINED   Nos. 1 & 2   100000
ABBOTT LABS              COM     002824 10 0   363          10000   SH           DEFINED   Nos. 1 & 2    10000
ALLIANCE WORLD           COM     01879R 10 6   83           10000   SH           DEFINED   Nos. 1 & 2    10000
ALLSTATE CORP            COM     020002 10 1   241          10000   SH           DEFINED   Nos. 1 & 2    10000
AMERICAN HOME PROD       COM     026609 10 7   1374         35000   SH           DEFINED   Nos. 1 & 2    35000
AMGEN INC                COM     031162 10 0   2403         40000   SH           DEFINED   Nos. 1 & 2    40000
BANK AMER CORP           COM     060505 10 4   6424        128000   SH           DEFINED   Nos. 1 & 2   128000
BANK ONE CORP            COM     06423A 10 3   5920        185000   SH           DEFINED   Nos. 1 & 2   185000
BEAR STEARNS             COM     073902 10 8   2244         53000   SH           DEFINED   Nos. 1 & 2    53000
BESTFOODS                COM     08658U 10 1   1051         20000   SH           DEFINED   Nos. 1 & 2    20000
CKE RESTAURANTS          COM     12561E 10 5   411          70000   SH           DEFINED   Nos. 1 & 2    70000
CHASE MANHATTAN          COM     16161A 10 8   1554         20000   SH           DEFINED   Nos. 1 & 2    20000
CINCINNATI FINL CORP     COM     172062 10 1   312          10000   SH           DEFINED   Nos. 1 & 2    10000
CITIGROUP INC            COM     172967 10 1   15871       285000   SH           DEFINED   Nos. 1 & 2   285000
DEERE & CO               COM     244199 10 5   434          10000   SH           DEFINED   Nos. 1 & 2    10000
DONALDSON LUFKIN         COM     257661 10 8   2419         50000   SH           DEFINED   Nos. 1 & 2    50000
DUPONT                   COM     263534 10 9   4611         70000   SH           DEFINED   Nos. 1 & 2    70000
FEDERAL HM LN MTG CORP   COM     313400 30 1   13178       280000   SH           DEFINED   Nos. 1 & 2   280000
FEDERAL NATL MTG         COM     313586 10 9   5495         88000   SH           DEFINED   Nos. 1 & 2    88000
FIDELITY NAT'L FIN'L     COM     316326 10 7   431          30000   SH           DEFINED   Nos. 1 & 2    30000
FIRST AMERICAN CORP      COM     318522 30 7   435          35000   SH           DEFINED   Nos. 1 & 2    35000
FLEET BOSTON FIN CORP    COM     339030 10 8   4371        126000   SH           DEFINED   Nos. 1 & 2   126000
FORD MOTOR CO.           COM     345370 10 0   267           5000   SH           DEFINED   Nos. 1 & 2     5000
HARTFORD FIN SVCS GRP    COM     416515 10 4   474          10000   SH           DEFINED   Nos. 1 & 2    10000
HOT TOPIC                COM     441339 10 8   1162         50000   SH           DEFINED   Nos. 1 & 2    50000
JOHNSON & JOHNSON        COM     478160 10 4   1865         20000   SH           DEFINED   Nos. 1 & 2    20000
KEYCORP                  COM     493267 10 8   1328         60000   SH           DEFINED   Nos. 1 & 2    60000
KEYSPAN CORP             COM     49337W 10 0   510          22000   SH           DEFINED   Nos. 1 & 2    22000

LONE STAR STEKHOUSE      COM     542307 10 3   892         100000   SH           DEFINED   Nos. 1 & 2    100000
MERCURY GEN CORP         COM     589400 10 0   223          10000   SH           DEFINED   Nos. 1 & 2     10000
MERRILL LYNCH            COM     590188 10 8   2083         25000   SH           DEFINED   Nos. 1 & 2     25000
MORGAN JP                COM     616880 10 0   3799         30000   SH           DEFINED   Nos. 1 & 2     30000
MORGAN STANLEY DEAN      COM     617446 44 8   7138         50000   SH           DEFINED   Nos. 1 & 2     50000
NOVARTIS                 COM     66987V 10 9   344           5000   SH           DEFINED   Nos. 1 & 2      5000
PNC FINANCIAL            COM     693475 10 5   579          13000   SH           DEFINED   Nos. 1 & 2     13000
PACIFIC CENTY FINL       COM     694058 10 8   561          30000   SH           DEFINED   Nos. 1 & 2     30000
PEPSICO INC              COM     713448 10 8   2714         77000   SH           DEFINED   Nos. 1 & 2     77000
PFIZER INC               COM     717081 10 3   13040       402000   SH           DEFINED   Nos. 1 & 2    402000
PHILLIP MORRIS           COM     718154 10 7   4600        200000   SH           DEFINED   Nos. 1 & 2    200000
PINNACLE WEST CAP CORP   COM     723484 10 1   917          30000   SH           DEFINED   Nos. 1 & 2     30000
PROGRESSIVE CORP         COM     743315 10 3   366           5000   SH           DEFINED   Nos. 1 & 2      5000
QUALCOMM                 COM     747525 10 3   7045         40000   SH           DEFINED   Nos. 1 & 2     40000
RAYONIER                 COM     754907 10 3   242           5000   SH           DEFINED   Nos. 1 & 2      5000
RAYTHEON CO. CL B        COM     755111 40 8   531          20000   SH           DEFINED   Nos. 1 & 2     20000
RITE AID                 COM     767754 10 4   389          35000   SH           DEFINED   Nos. 1 & 2     35000
ROCHE HLDG               COM     771195 10 4   357           3000   SH           DEFINED   Nos. 1 & 2      3000
ROYAL DUTCH SHELL PLC    COM     780257 80 4   7631        126000   SH           DEFINED   Nos. 1 & 2    126000
SAFESKIN CORP            COM     786454 10 8   1455        120000   SH           DEFINED   Nos. 1 & 2    120000
SCHERING PLOUGH          COM     806605 10 1   10170       240000   SH           DEFINED   Nos. 1 & 2    240000
SEAGRAM CO LTD.          COM     811850 10 6   448          10000   SH           DEFINED   Nos. 1 & 2     10000
STARWOOD HOTELS          COM     85590A 20 3   188           8000   SH           DEFINED   Nos. 1 & 2      8000
WFS FINANCIAL            COM     92923B 10 6   232          11000   SH           DEFINED   Nos. 1 & 2     11000
WARNER LAMBERT           COM     934488 10 7   7374         90000   SH           DEFINED   Nos. 1 & 2     90000
WELLS FARGO & CO.        COM     949746 10 1   16984       420000   SH           DEFINED   Nos. 1 & 2    420000
WESTCORP                 COM     957907 10 8   27632      1906000   SH           DEFINED   Nos. 1 & 2   1906000
DAIMLER CHRYSLER         COM     D1668R 12 3   1950         25000   SH           DEFINED   Nos. 1 & 2     25000